Condensed Consolidating Financial Information - Schedule of Condensed Consolidating Balance Sheet Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Balance Sheet Statements Captions [Line Items]
Current assets	$ 2,376,355	$ 2,231,783
Property and equipment, net	19,635,459	18,425,023	$ 15,371,795
Investments in subsidiaries	0	0
Investments in the MGP Operating Partnership	0	0
Investments in and advances to unconsolidated affiliates	1,033,297	1,219,346
Intercompany accounts	0	0
Other non-current assets	6,114,931	6,298,248
Total assets	29,160,042	28,174,400	25,215,178
Current liabilities	3,138,297	2,336,603
Intercompany accounts	0	0
Deferred income taxes, net	1,295,375	2,536,500
Long-term debt, net	12,751,052	12,979,220
Other long-term obligations	284,416	325,981
Total liabilities	17,469,140	18,178,304
Redeemable noncontrolling interests	79,778	54,139
MGM Resorts International stockholders' equity	7,577,061	6,192,825
Noncontrolling interests	4,034,063	3,749,132
Total stockholders' equity	11,611,124	9,941,957	$ 7,738,104	$ 7,599,746
Total liabilities and stockholders' equity	29,160,042	28,174,400
Reportable Legal Entities [Member] | Parent [Member]
Condensed Balance Sheet Statements Captions [Line Items]
Current assets	78,909	103,934
Property and equipment, net	0	0
Investments in subsidiaries	21,040,147	18,865,905
Investments in the MGP Operating Partnership	0	0
Investments in and advances to unconsolidated affiliates	0	0
Intercompany accounts	0	0
Other non-current assets	49,142	50,741
Total assets	21,168,198	19,020,580
Current liabilities	153,159	184,281
Intercompany accounts	5,783,578	3,406,699
Deferred income taxes, net	934,966	2,188,081
Long-term debt, net	6,682,574	7,019,745
Other long-term obligations	36,860	28,949
Total liabilities	13,591,137	12,827,755
Redeemable noncontrolling interests	0	0
MGM Resorts International stockholders' equity	7,577,061	6,192,825
Noncontrolling interests	0	0
Total stockholders' equity	7,577,061	6,192,825
Total liabilities and stockholders' equity	21,168,198	19,020,580
Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
Condensed Balance Sheet Statements Captions [Line Items]
Current assets	1,015,802	983,901
Property and equipment, net	13,521,221	13,599,127
Investments in subsidiaries	3,304,768	3,325,952
Investments in the MGP Operating Partnership	3,549,063	3,553,840
Investments in and advances to unconsolidated affiliates	1,002,903	1,188,493
Intercompany accounts	5,998,499	4,809,802
Other non-current assets	913,602	934,836
Total assets	29,305,858	28,395,951
Current liabilities	1,445,031	1,344,605
Intercompany accounts	0	0
Deferred income taxes, net	0	0
Long-term debt, net	2,835	2,835
Other long-term obligations	7,268,664	7,360,887
Total liabilities	8,716,530	8,708,327
Redeemable noncontrolling interests	0	0
MGM Resorts International stockholders' equity	20,589,328	19,687,624
Noncontrolling interests	0	0
Total stockholders' equity	20,589,328	19,687,624
Total liabilities and stockholders' equity	29,305,858	28,395,951
Reportable Legal Entities [Member] | Non-Guarantor MGP Subsidiaries [Member]
Condensed Balance Sheet Statements Captions [Line Items]
Current assets	266,627	368,622
Property and equipment, net	10,021,938	9,079,678
Investments in subsidiaries	0	0
Investments in the MGP Operating Partnership	0	0
Investments in and advances to unconsolidated affiliates	0	0
Intercompany accounts	0	0
Other non-current assets	62,555	58,440
Total assets	10,351,120	9,506,740
Current liabilities	144,537	139,099
Intercompany accounts	962	166
Deferred income taxes, net	28,544	25,368
Long-term debt, net	3,934,628	3,613,567
Other long-term obligations	174,710	120,279
Total liabilities	4,283,381	3,898,479
Redeemable noncontrolling interests	0	0
MGM Resorts International stockholders' equity	4,443,089	4,274,444
Noncontrolling interests	1,624,650	1,333,817
Total stockholders' equity	6,067,739	5,608,261
Total liabilities and stockholders' equity	10,351,120	9,506,740
Reportable Legal Entities [Member] | Non-Guarantor Other Subsidiaries [Member]
Condensed Balance Sheet Statements Captions [Line Items]
Current assets	1,022,340	783,920
Property and equipment, net	6,125,722	4,837,868
Investments in subsidiaries	0	0
Investments in the MGP Operating Partnership	862,037	636,268
Investments in and advances to unconsolidated affiliates	5,394	5,853
Intercompany accounts	0	0
Other non-current assets	5,134,220	5,302,132
Total assets	13,149,713	11,566,041
Current liabilities	1,609,110	837,844
Intercompany accounts	213,959	1,402,937
Deferred income taxes, net	360,409	348,419
Long-term debt, net	2,131,015	2,343,073
Other long-term obligations	2,305,353	1,051,754
Total liabilities	6,619,846	5,984,027
Redeemable noncontrolling interests	79,778	54,139
MGM Resorts International stockholders' equity	4,040,676	3,112,560
Noncontrolling interests	2,409,413	2,415,315
Total stockholders' equity	6,450,089	5,527,875
Total liabilities and stockholders' equity	13,149,713	11,566,041
Elimination [Member]
Condensed Balance Sheet Statements Captions [Line Items]
Current assets	(7,323)	(8,594)
Property and equipment, net	(10,033,422)	(9,091,650)
Investments in subsidiaries	(24,344,915)	(22,191,857)
Investments in the MGP Operating Partnership	(4,411,100)	(4,190,108)
Investments in and advances to unconsolidated affiliates	25,000	25,000
Intercompany accounts	(5,998,499)	(4,809,802)
Other non-current assets	(44,588)	(47,901)
Total assets	(44,814,847)	(40,314,912)
Current liabilities	(213,540)	(169,226)
Intercompany accounts	(5,998,499)	(4,809,802)
Deferred income taxes, net	(28,544)	(25,368)
Long-term debt, net	0	0
Other long-term obligations	(9,501,171)	(8,235,888)
Total liabilities	(15,741,754)	(13,240,284)
Redeemable noncontrolling interests	0	0
MGM Resorts International stockholders' equity	(29,073,093)	(27,074,628)
Noncontrolling interests	0	0
Total stockholders' equity	(29,073,093)	(27,074,628)
Total liabilities and stockholders' equity	$ (44,814,847)	$ (40,314,912)